UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21224
Investment Company Act File Number
Eaton Vance Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Bond Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 2.9%
$620	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$622,244

		$622,244

Escrowed/Prerefunded — 9.9%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$465,224
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	1,619,655

		$2,084,879

Hospital — 7.8%
$1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$1,001,160
640	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	641,043

		$1,642,203

Insured-Electric Utilities — 7.4%
$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$501,015
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,049,860

		$1,550,875

Insured-Escrowed/Prerefunded — 42.8%
$750	Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$812,423
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,310,925
1,500	Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,681,335
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,153,300
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,064,525
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,503,442
1,300	Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,490,866

		$9,016,816

Insured-General Obligations — 22.4%
$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$853,502
750	Greenville Public Schools, (NPFG), 5.00%, 5/1/25	770,025
1,330	Okemos Public School District, (NPFG), 0.00%, 5/1/19	916,410
1,000	Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,022,000
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,152,960

		$4,714,897

Insured-Hospital — 6.6%
$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$480,085
975	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	921,443

		$1,401,528

Insured-Lease Revenue/Certificates of Participation — 8.5%
$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$350,430
3,100	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	945,748
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	495,371

		$1,791,549

Insured-Public Education — 15.2%
$750	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$756,652
435	Ferris State University, (AGC), 5.125%, 10/1/33	454,453
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	751,778

Principal
Amount
(000’s omitted)	Security	Value
$1,200	Wayne University, (NPFG), 5.00%, 11/15/37	$1,233,444

		$3,196,327

Insured-Sewer Revenue — 2.1%
$500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$450,695

		$450,695

Insured-Special Tax Revenue — 13.0%
$6,100	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$347,944
1,465	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	166,307
1,670	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	176,352
1,115	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	109,482
1,000	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	927,500
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), (NPFG), 5.00%, 5/1/32	1,006,900

		$2,734,485

Insured-Utilities — 7.4%
$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,028,030
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	522,699

		$1,550,729

Insured-Water Revenue — 11.6%
$1,425	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,403,753
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,051,590

		$2,455,343

Private Education — 2.0%
$450	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$433,301

		$433,301

Water and Sewer — 3.4%
$650	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$711,451

		$711,451

Total Tax-Exempt Investments — 163.0% (identified cost $33,572,469)		$34,357,322

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.2)%		$(13,325,141)

Other Assets, Less Liabilities — 0.2%		$50,099

Net Assets Applicable to Common Shares — 100.0%		$21,082,280

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 84.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 36.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	2 U.S. 10-Year Treasury Note	Short	$(240,743)	$(245,094)	$(4,351)
9/10	6 U.S. 30-Year Treasury Bond	Short	(744,203)	(765,000)	(20,797)

					$(25,148)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$450,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(25,474)
Merrill Lynch Capital Services, Inc.	675,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(51,338)

					$(76,812)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $101,960.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,564,211

Gross unrealized appreciation	$1,713,230
Gross unrealized depreciation	(920,119)

Net unrealized appreciation	$793,111

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,357,322	$—	$34,357,322

Total Investments	$—	$34,357,322	$—	$34,357,322

Liability Description

Futures Contracts	$(25,148)	$—	$—	$(25,148)
Interest Rate Swaps	—	(76,812)	—	(76,812)

Total	$(25,148)	$(76,812)	$—	$(101,960)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	August 25, 2010